Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0001385533
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2011
Prospectus Date	rr_ProspectusDate	Sep. 28, 2011